Employee Benefit Plans - Combined Data for Defined Benefit Pension and Post Retirement Healthcare Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension Benefits | Domestic pension benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate	3.97%	4.35%
Change in benefit obligation
Benefit obligation at beginning of period	$ (4,274)	$ (4,177)
Service cost	0	0	$ (30)
Interest cost	(180)	(182)	(170)
Employee contributions	0	0
Actuarial gain (loss)	(165)	(106)
Benefits paid	214	191
Benefit obligation at end of period	(4,405)	(4,274)	(4,177)
Change in fair value of plan assets
Fair value at beginning of period	4,906	4,689
Actual return on plan assets	783	387
Employer contributions	21	21
Benefit payments	(214)	(191)
Fair value at end of period	5,496	4,906	4,689
Funded status at end of period	1,091	632
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	1,294	1,656
Prior service cost (credit)	0	0
Total (before tax effects)	$ 1,294	$ 1,656
Pension Benefits | Foreign pension benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate	2.45%	2.53%
Rate of compensation increase	3.02%	3.60%
Change in benefit obligation
Benefit obligation at beginning of period	$ (1,248)	$ (1,147)
Service cost	(31)	(29)	(32)
Interest cost	(33)	(36)	(38)
Employee contributions	(1)	(1)
Actuarial gain (loss)	88	(221)
Benefits paid	31	23
Foreign exchange adjustment	(128)	163
Benefit obligation at end of period	(1,322)	(1,248)	(1,147)
Change in fair value of plan assets
Fair value at beginning of period	1,090	1,014
Actual return on plan assets	128	162
Employer contributions	93	87
Benefit payments	(31)	(23)
Foreign exchange adjustment	112	(151)
Fair value at end of period	1,393	1,090	1,014
Funded status at end of period	71	(158)
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	255	461
Prior service cost (credit)	1	0
Total (before tax effects)	$ 256	$ 461
Other post-retirement benefits | Domestic pension benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate	3.97%	4.35%
Rate of compensation increase	3.00%	3.00%
Change in benefit obligation
Benefit obligation at beginning of period	$ (169)	$ (184)
Service cost	(1)	(1)	(1)
Interest cost	(7)	(8)	(8)
Employee contributions	0	0
Actuarial gain (loss)	(10)	9
Benefits paid	12	15
Benefit obligation at end of period	(175)	(169)	(184)
Change in fair value of plan assets
Fair value at beginning of period	97	92
Actual return on plan assets	10	5
Employer contributions	12	15
Benefit payments	(12)	(15)
Fair value at end of period	107	97	92
Funded status at end of period	(68)	(72)
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	97	96
Prior service cost (credit)	(49)	(59)
Total (before tax effects)	$ 48	$ 37
Other post-retirement benefits | Foreign pension benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate	2.50%	2.60%
Change in benefit obligation
Benefit obligation at beginning of period	$ (2)	$ (4)
Service cost	0	0	0
Interest cost	0	0	0
Employee contributions	0	0
Actuarial gain (loss)	(1)	1
Benefits paid	0	0
Foreign exchange adjustment	(1)	1
Benefit obligation at end of period	(4)	(2)	(4)
Change in fair value of plan assets
Fair value at beginning of period	0	0
Actual return on plan assets	0	0
Employer contributions	0	0
Benefit payments	0	0
Fair value at end of period	0	0	$ 0
Funded status at end of period	(4)	(2)
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	(1)	(2)
Prior service cost (credit)	0	0
Total (before tax effects)	$ (1)	$ (2)